Significant Accounting Policies (Details 3) ₪ in Thousands	Dec. 31, 2019 ILS (₪)
Significant Accounting Policies [Abstract]
Total future minimum lease payments for non-cancellable leases as per IAS 17 according to the financial statements as of December 31, 2018	₪ 10,932
Total undiscounted lease liabilities as per IFRS 16	10,932
Effect of discount of future lease payments at the Company's incremental borrowing rate on initial date of adoption	(2,848)
Total lease liabilities resulting from initial adoption of IFRS 16 as of January 1, 2019	₪ 8,084